Advances to Suppliers (Details) - Schedule of Advance to Suppliers - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of advance to suppliers [Abstract]
Advance to suppliers	$ 1,177,399	$ 362,047
Less: reserve for vendor non-performance on advances	(262,623)	(219,630)
Advance to suppliers, net	$ 914,776	$ 142,417